UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last Day of February
Date of reporting period:	August 31, 2020

Item #1. Reports to Stockholders.

INDEX	DGHM MicroCap Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

DGHM MicroCap Value Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended August 31, 2020 (unaudited)

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Portfolio Composition as of August 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	13.40%
Capital Goods	9.38%
Real Estate Investment Trusts	8.52%
Materials	7.76%
Consumer Discretionary	7.01%
Utilities	5.81%
Industrials	5.77%
Healthcare	5.42%
Financials	5.13%
Consumer Durables & Apparel	4.51%
Semiconductors	4.51%
Transportation	3.85%
Energy	3.61%
Software & Services	3.48%
Consumer Services	3.31%
Commercial & Professional Services	1.82%
Communication Services	1.21%
Diversified Financials	1.12%
Short Term Investments	4.83%
100.45%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Schedule of InvestmentsAs of August 31, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 95.62%

BANKS – 13.40%
The Bank of N.T. Butterfield & Son Ltd.	5,236	$131,947
BankFinancial Corp.	27,682	200,971
Central Valley Community Bancorp	25,020	300,991
Community Trust Bancorp, Inc.	10,252	330,832
First Bancorp	12,624	258,161
First Community Bancshares, Inc.	18,364	353,323
First Western Financial, Inc.*	16,587	224,754
HomeTrust Bancshares, Inc.	19,432	272,631
National Bankshares, Inc.	13,886	344,789
Northrim BanCorp, Inc.	11,965	321,978
Pacific Mercantile Bancorp*	76,688	284,513
Sandy Spring Bancorp, Inc.	13,827	330,742
Territorial Bancorp Inc.	14,533	307,518
		3,663,150

CAPITAL GOODS – 9.38%
Commercial Vehicle Group, Inc.*	78,860	355,659
Ducommun Inc.*	17,385	649,677
Kimball Electronics, Inc.*	20,328	274,123
L. B. Foster Co. - Class A*	22,196	331,830
Preformed Line Products Co.	8,313	452,310
Transcat, Inc.*	17,023	500,646
		2,564,245

COMMERCIAL & PROFESSIONAL SERVICES – 1.82%
CBIZ, Inc.*	20,512	498,852

COMMUNICATIONS SERVICES – 1.21%
Gray Television, Inc.*	21,376	331,756

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
CONSUMER DISCRETIONARY – 7.01%
The Cato Corp. - Class A	34,188	$273,504
Century Communities, Inc.*	16,288	581,156
Lazydays Holdings, Inc.*	16,060	174,733
Malibu Boats, Inc.*	11,383	590,209
Nathan’s Famous, Inc.	5,652	296,447
		1,916,049

CONSUMER DURABLES & APPAREL – 4.51%
M/I Homes, Inc.*	9,606	408,831
Rocky Brands, Inc.	17,225	414,778
Vera Bradley, Inc.*	77,679	409,368
		1,232,977

CONSUMER SERVICES – 3.31%
Ark Restaurants Corp.	27,907	270,977
Collectors Universe, Inc.	14,239	633,493
		904,470

DIVERSIFIED FINANCIALS – 1.12%
Greenhill & Co., Inc.	27,250	305,745

ENERGY – 3.61%
Bonanza Creek Energy, Inc.*	20,163	404,067
CNX Resources Corp.*	31,400	344,144
Talos Energy, Inc.*	31,868	239,329
		987,540

FINANCIALS – 5.13%
Crawford & Company Class A	41,650	285,719
Donegal Group Inc. Class A	9,313	134,387
Employers Holdings, Inc.	15,461	503,719
Southern National Bancorp of Virginia, Inc.	26,346	225,258
Western New England Bancorp, Inc.	49,345	252,646
		1,401,729

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2020 (unaudited)

	Shares	Fair Value
HEALTHCARE – 5.42%
Hanger, Inc.*	22,508	$444,758
Harvard Bioscience, Inc.*	172,349	577,369
RadNet, Inc.*	31,926	460,373
		1,482,500

INDUSTRIALS – 5.77%
AZZ	10,422	361,956
Great Lakes Dredge & Dock Corp.*	48,713	456,441
Mueller Industries, Inc.	10,496	311,731
Vectrus, Inc.*	10,308	447,470
		1,577,598

MATERIALS – 7.76%
Foundation Building Materials, Inc.*	20,156	327,132
Hawkins, Inc.	7,357	369,469
Koppers Holdings, Inc.*	13,884	334,049
Schweitzer-Mauduit International, Inc.	16,056	486,979
United States Lime & Minerals, Inc.	6,551	603,544
		2,121,173

REAL ESTATE INVESTMENT TRUSTS – 8.52%
CatchMark Timber Trust, Inc. - Class A	38,515	382,454
City Office REIT, Inc.	30,984	249,111
Hersha Hospitality Trust - Class A	64,922	417,448
Independence Realty Trust, Inc.	44,462	520,650
iStar Inc.	31,047	384,362
Re/Max Holdings Inc. Class A	10,718	376,631
		2,330,656

SEMICONDUCTORS – 4.51%
Kulicke and Soffa Industries, Inc.	25,515	611,850
NVE Corp.	5,096	272,279
Onto Innovation Inc.*	11,163	348,732
		1,232,861

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
SOFTWARE & SERVICES – 3.48%
American Software, Inc. - Class A	30,515	$432,092
NIC Inc.	24,348	520,560
		952,652

TRANSPORTATION – 3.85%
Marten Transport, Ltd.	31,613	574,083
Universal Logistics Holdings, Inc.	22,195	477,193
		1,051,276

UTILITIES – 5.81%
Artesian Resources Corp. - Class A	13,571	477,564
Chesapeake Utilities Corp.	2,448	200,246
RGC Resources, Inc.	20,524	478,620
Unitil Corp.	10,235	431,917
		1,588,347

TOTAL COMMON STOCKS – 95.62%
(Cost: $23,472,283)		26,143,576

SHORT TERM INVESTMENTS – 4.83%
Federated Treasury Obligation Fund - Institutional Class 0.04%**	1,320,061	1,320,061
(Cost: $1,320,061)

TOTAL INVESTMENTS – 100.45%
(Cost: $24,792,344)		27,463,637
Liabilities, in excess of other assets – (0.45%)		(121,554)
NET ASSETS – 100.00%		$27,342,083

*Non-income producing

**Effective 7 day yield as of August 31, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Statement of Assets and LiabilitiesAugust 31, 2020 (unaudited)

ASSETS
Investments at fair value*	$27,463,637
Receivable for investments sold	16,077
Receivable for capital stock sold	4
Dividends and interest receivable	24,135
Due from advisor	2,139
Prepaid expenses	21,698
TOTAL ASSETS	27,527,690
LIABILITIES
Payable for securities purchased	169,448
Accrued 12b-1 fees	70
Accrued administration, transfer agent and accounting fees	9,229
Other accrued expenses	6,860
TOTAL LIABILITIES	185,607
NET ASSETS	$27,342,083
Net Assets Consist of:
Paid-in-capital	$29,535,761
Distributable earnings (deficit)	(2,193,678)
Net Assets	$27,342,083

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Investor Class	$167,880
Institutional Class	27,174,203
Total	$27,342,083
Shares Outstanding (unlimited number of shares authorized without par value)
Investor Class	17,234
Institutional Class	2,780,042
Total	$2,797,276
Net Asset Value and Offering Price Per Share
Investor Class	$9.74
Institutional Class	9.77
Redemption Price Per Share(a)
Investor Class	$9.64
Institutional Class	9.67
*Identified cost of:	$24,792,344

(a)Certain redemptions made within 60 days of purchase may include a redemption fee.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Statement of OperationsFor the Six Months Ended August 31, 2020 (unaudited)

INVESTMENT INCOME
Dividends	$363,994
Interest	2,385
Total investment income	366,379
EXPENSES
Investment advisory fees (Note 2)	193,031
12b-1 fees (Note 2)
Investor Class	211
Recordkeeping and administrative services (Note 2)	19,468
Accounting fees (Note 2)	15,502
Custodian fees	7,766
Transfer agent fees (Note 2)
Investor Class	64
Institutional Class	15,514
Audit and tax fees	10,317
Legal fees	12,151
Filing and registration fees	11,337
Trustee fees	4,761
Compliance fees	4,696
Shareholder reports
Investor Class	52
Institutional Class	11,394
Shareholder servicing (Note 2)
Investor Class	211
Institutional Class	15,579
Insurance	1,411
Other	6,879
Total expenses	330,344
Investment advisory fee waivers (Note 2)	(100,425)
Net Expenses	229,919
Net investment income (loss)	136,460
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(6,248,967)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,016,496
Net realized and unrealized gain (loss) on investments	(5,232,471)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,096,011)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Statement of Changes in Net Assets

	For the six months ended August 31, 2020 (unaudited)		For the Year ended February 29, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$136,460		$226,339
Net realized gain (loss) on investments	(6,248,967)		15,662
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,016,496		(1,883,103)
Increase (decrease) in net assets from operations	(5,096,011)		(1,641,102)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	—		(3,011)
Institutional Class	—		(795,246)
Decrease in net assets from distributions	—		(798,257)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	48,706		75,239
Institutional Class	8,368,289		5,358,318
Distributions reinvested
Investor Class	—		2,952
Institutional Class	—		560,170
Shares redeemed
Investor Class	(33,079	)(A)	(148,424)
Institutional Class	(20,413,296	)(B)	(2,746,032)
Increase (decrease) in net assets from capital stock transactions	(12,029,380)		3,102,223

NET ASSETS
Increase (decrease) during period	(17,125,391)		662,864
Beginning of period	44,467,474		43,804,610
End of period	$27,342,083		$44,467,474

(A)Includes redemption fees of:	$1
(B)Includes redemption fees of:	$666

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Investor Class Shares
Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Years ended February 28,	Period July 11, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.15	$11.83	$11.83	$12.22	$10.41
Investment activities
Net investment income (loss)(A)	0.02	0.03	0.02	(0.02)	—
Net realized and unrealized gain (loss) on investments	(1.43)	(0.49)	0.28	1.07	1.81
Total from investment activities	(1.41)	(0.46)	0.30	1.05	1.81
Distributions
Net investment income	—	(0.04)	(0.02)	—	—
Net realized gains	—	(0.18)	(0.28)	(1.44)	—
Total distributions	—	(0.22)	(0.30)	(1.44)	—
Paid-in capital from redemption fees	—	(C)	—	—	(C)	—	—
Net asset value, end of period	$9.74	$11.15	$11.83	$11.83	$12.22
Total Return*	(12.65%)	(4.00%)	2.69%	8.05%	17.39%
Ratios/Supplemental Data
Ratio to average net assets*
Expenses, gross	2.14%	2.00%	2.03%	2.03%	2.29%
Expenses, net of management fee waivers	1.44%	1.48%	1.50%	1.50%	1.50%
Net investment income (loss)	0.48%	0.22%	0.06%	(0.16%)	(0.05%)
Portfolio turnover rate	39.24%	35.17%	35.97%	50.99%	34.16%
Net assets, end of period (000’s)	$168	$164	$246	$339	$198

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

(C)Less than $0.01 per share.

*Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

DGHM MICROCAP VALUE FUND

Financial Highlights

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Institutional Class Shares
Six months ended August 31, 2020 (unaudited)	Year ended February 29, 2020	Years ended February 28,	Period June 1, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.18	$11.81	$11.82	$12.20	$10.00
Investment activities
Net investment income (loss)(A)	0.03	0.06	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	(1.44)	(0.48)	0.28	1.08	2.22
Total from investment activities	(1.41)	(0.42)	0.32	1.10	2.24
Distributions
Net investment income	—	(0.03)	(0.05)	(0.04)	(0.04)
Net realized gains	—	(0.18)	(0.28)	(1.44)	—
Total distributions	—	(0.21)	(0.33)	(1.48)	(0.04)
Paid-in capital from redemption fees	—	(C)	—	—	(C)	—	—
Net asset value, end of period	$9.77	$11.18	$11.81	$11.82	$12.20
Total Return*	(12.61%)	(3.62%)	2.87%	8.50%	22.36%
Ratios/Supplemental Data
Ratio to average net assets*
Expenses, gross	1.71%	1.57%	1.51%	1.70%	1.58%
Expenses, net of management fee waivers	1.19%	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	0.71%	0.50%	0.23%	0.15%	0.29%
Portfolio turnover rate	39.24%	35.17%	35.97%	50.99%	34.16%
Net assets, end of period (000’s)	$27,174	$44,303	$43,559	$24,106	$22,931

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

(C)Less than $0.01 per share.

*Total return and ratio to average net assets are for the period indicated and have not been annualized for periods less than one year.

DGHM MICROCAP VALUE FUND

Financial Highlights

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial StatementsAugust 31, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM MicroCap Value Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (the “Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.

The investment objective of the Fund is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Fund’s Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

not resume prior to the Fund’s net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund’s net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments, based on the three levels defined above, as of August 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Fund
Common Stocks	$26,143,576	$—	$—	$26,143,576
Short Term Investments	1,320,061	—	—	1,320,061
	$27,463,637	$—	$—	$27,463,637

Refer to the Fund’s Schedules of Investments for listings of securities by security type and category.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively, to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended February 28, 2018.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

The Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Fund.

The Advisor earned, waived and reimbursed expenses for the six months ended August 31, 2020 as follows:

Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
1.00%	$193,031	$100,425	$—

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DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

The Advisor has contractually agreed, through June 30, 2021, to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 1.19% of the average daily net assets of each share class of the Fund. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor may be entitled to recoupment of fees waived or expenses reimbursed by the Advisor to the Fund. The total amount of recoupment shall be the sum of all fees waived or reduced or expenses reimbursed by the Advisor and all other payments remitted by the Advisor to the Fund during any of the previous three years following the date such waiver and/or reimbursement was made, less any recoupment previously paid by the Fund to the Advisor for such waivers or reimbursements. Amounts recouped may not cause the Fund to exceed its expense limit in place at the time of the waiver or reimbursement and at the time of the recoupment.

The total amount of recoverable reimbursements for the Fund as of August 31, 2020, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2021	2022	2023	2024	Total
$123,556	$121,091	$173,837	$100,425	$518,909

The Fund has adopted a plan of distribution in accordance with Rule 12b-1 with regard to the Fund’s Investor Class under the 1940 Act (“Plan”). Pursuant to the Plan, the Fund compensates the Trust’s distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares. The Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. The 0.25% fee for the Investor Class Shares is a service fee.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

Additionally, the Fund has adopted a shareholder servicing plan for their Institutional Class and Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. These fees are billed on a monthly or quarterly basis. For the six months ended August 31, 2020, the following fees under the Plan and the shareholder servicing plan were incurred:

Class	Type of Plan	Fees incurred
Investor	12b-1	$211
Investor	Shareholder servicing	211
Institutional	Shareholder servicing	15,579

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent, and bills the Fund monthly for these fees. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended August 31, 2020, the following fees were paid to CFS:

Administration	Transfer Agent	Fund Accounting
$16,904	$13,785	$11,378

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2020, were as follows:

Purchases	Sales
$14,384,431	$25,167,517

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

The tax character of distributions paid was as follows:

	Six months ended August 31, 2020 (unaudited)	Year ended February 28, 2020
Distributions paid from:
Ordinary income	$—	$118,084
Capital gains	—	680,173
	$—	$798,257

As of August 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income	$397,547
Accumulated net realized gain (loss)	(5,262,518)
Net unrealized appreciation (depreciation) on investments	2,671,293
Total	$(2,193,678)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,792,344	$5,088,508	$(2,417,215)	$2,671,293

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Fund were:

	Six months ended August 31, 2020 (unaudited)
	Investor Class	Institutional Class
Shares sold	6,045	933,495
Shares reinvested	—	—
Shares redeemed	(3,541)	(2,117,607)
Net increase (decrease)	2,504	(1,184,112)

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Notes to Financial Statements - continuedAugust 31, 2020 (unaudited)

	Year ended February 28, 2020
	Investor Class	Institutional Class
Shares sold	6,396	453,446
Shares reinvested	248	47,127
Shares redeemed	(12,680)	(223,990)
Net increase (decrease)	(6,036)	276,583

NOTE 6 – LINE OF CREDIT

The Trust, on behalf of the Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Fund a line of credit facility under which the Bank may make loans to the Fund from time to time in an amount of up to $1,500,000. The Agreement limits the Fund to using borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemptions which might otherwise require the untimely disposition of the Fund’s portfolio securities. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate of 3.25% as of August 31, 2020 and any amounts not drawn will be assessed unused line fees at the rate of 0.25% per annum. On April 11, 2019 the Agreement was renewed through April 10, 2021. For the six months ended August 31, 2020, there were no borrowings under the Agreement and the Fund paid unused line fees of $1,896 pursuant to the terms of the Agreement.

NOTE 7 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

At a meeting held on May 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between Dalton, Greiner, Hartman, Maher & Co., LLC (“DGHM”) and the Trust with respect to the DGHM MicroCap Value Fund (the “DGHM Fund”). The Board reflected on its prior discussions with representatives from DGHM regarding the Advisory Agreement and its discussions with representatives from DGHM earlier in the Meeting.

At the Meeting, the Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that addressed the Trustees’ duties when considering the renewal of the Advisory Agreement and DGHM’s responses to a request for information from Counsel on behalf of the Board. It was noted that the responses included a copy of DGHM’s financial information, a fee comparison analysis for the DGHM Fund and comparable mutual funds, and the Advisory Agreement. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by DGHM; (ii) the investment performance of the DGHM Fund; (iii) the costs of the services provided and profits realized by DGHM from the relationship with the DGHM Fund; (iv) the extent to which economies of scale would be realized if the DGHM Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the DGHM Fund’s investors; and (v) DGHM’s practices regarding possible conflicts of interest.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior meetings, including information regarding the expense limitation agreement and the manner in which the DGHM Fund was managed during the period. The Board requested or was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided by DGHM to the DGHM Fund and its shareholders; (ii) quarterly assessments of the investment performance of the DGHM Fund; (iii) DGHM’s commentary on the reasons for the DGHM Fund’s performance; (iv) presentations by DGHM management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the DGHM Fund; (v) compliance reports concerning the DGHM Fund and DGHM; (vi) disclosure information contained in the registration statement of the Trust and DGHM’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about DGHM, including financial information, a description of personnel and the services provided by DGHM to the DGHM Fund, information on investment advice, performance, summaries of expenses for the DGHM Fund, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the DGHM Fund; (iii) the anticipated effect of size on the DGHM Fund’s performance and expenses; and (iv) benefits realized by DGHM from its relationship with the DGHM Fund. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by DGHM.

In this regard, the Trustees considered the responsibilities DGHM has under the Advisory Agreement. The Trustees reviewed the services to be provided by DGHM to the DGHM Fund including, without limitation: its procedures for formulating investment recommendations and

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

assuring compliance with the DGHM Fund’s investment objective and limitations; its coordination of services for the DGHM Fund among the DGHM Fund’s service providers; and its prior and anticipated efforts to promote the DGHM Fund, increase its assets, and assist in the distribution of DGHM Fund shares. The Trustees also considered the marketing efforts made by DGHM for the DGHM Fund. The Trustees considered: DGHM’s staffing, personnel, and methods of operation; the education and experience of DGHM’s personnel; and DGHM’s compliance program, policies, and procedures. After reviewing the foregoing and further information from DGHM, the Trustees concluded that the quality, extent, and nature of the services to be provided by DGHM were satisfactory and adequate for the DGHM Fund.

(2)Investment Performance of the DGHM Fund and DGHM.

The Trustees compared the performance of the DGHM Fund for various periods ended March 31, 2020 with the performance of the DGHM Fund’s benchmark – the Russell 2000® Value Index (the “Benchmark”). The Trustees considered the performance of the DGHM Fund relative to its peer group of funds identified by Broadridge using Morningstar data (“Peer Group”) and its Morningstar category (each a “Category”). The Trustees also considered specific performance information prepared by DGHM, including information regarding the performance of the DGHM Fund relative to separately managed accounts (the “Composite”) managed by DGHM that have investment strategies that are substantially similar to those utilized by the DGHM Fund. The Trustees generally considered information that was as of March 31, 2020, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreement.

The Trustees noted that, despite negative returns for the one-year and three-year periods ended March 31, 2020 as a result of the COVID-19 related market decline, the DGHM Fund performed at the top of its Peer Group median and outperformed its Benchmark. The Trustees also considered that the performance of the DGHM Fund was generally comparable to the Composite and the Trustees considered the reasons for differences, which they deemed reasonable. The Board concluded that the performance of the DGHM Fund was satisfactory.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

(3)The costs of the services provided and profits realized by DGHM from the relationship with the DGHM Fund.

In this regard, the Trustees considered DGHM’s staffing, personnel, and methods of operation; the financial condition of DGHM and its level of commitment to the DGHM Fund; the asset level of the DGHM Fund; and the overall expenses of the DGHM Fund. The Trustees considered financial statements of DGHM and discussed the financial stability of the firm. The Trustees considered the profitability analysis provided by DGHM regarding its management of the DGHM Fund and concluded that the Fund’s profitability to DGHM was reasonable.

The Trustees noted that the DGHM Fund’s net expenses and net advisory fee were below its Peer Group median. The Trustees considered that, while the DGHM Fund’s net expenses are in the bottom quartile relative to its Category, the Category consists primarily of small-cap, not micro-cap, funds and that the Fund’s net advisory fee managed to be slightly lower than the Category median. The Trustees noted that the management fees payable to DGHM by the DGHM Fund were lower than those charged to DGHM’s separate account clients. Following this analysis and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees paid to DGHM by the DGHM Fund were fair and reasonable and within a range that could have been negotiated at arms-length considering all the circumstances.

(4)The extent to which economies of scale would be realized as the DGHM Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the DGHM Fund’s investors.

In this regard, the Trustees considered the DGHM Fund’s fee arrangements with DGHM. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the DGHM Fund would benefit from the expense limitation arrangements in place for the DGHM Fund. They further noted that these arrangements would allow shareholders of the DGHM Fund to realize benefits similar to those intended to be experienced from breakpoints in an advisory fee though shareholders would not have to wait for assets to grow significantly to realize such benefits under the expense limitation agreement. The Trustees also noted that the DGHM Fund would benefit from economies of scale under its agreements with some of its service providers other than DGHM,

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

which they attributed to the negotiation efforts of DGHM on behalf of the DGHM Fund. The Trustees also considered DGHM’s fees for separate accounts that are managed similarly to the DGHM Fund. The Trustees considered DGHM’s rationale for the differences in fee rates between the DGHM Fund and DGHM’s separate account clients and determined that rationale to be acceptable. Following further discussion of the DGHM Fund’s asset levels, expectations for asset growth, and DGHM’s fees, the Trustees determined that the DGHM Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable.

(5)Possible conflicts of interest and benefits derived by DGHM.

In considering DGHM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the DGHM Fund; the basis for the allocation of soft-dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the DGHM Fund or DGHM’s other accounts; and the substance and administration of DGHM’s code of ethics. The Trustees also considered benefits that DGHM derives from its relationship with the DGHM Fund, in addition to its fees. In this regard, the Trustees noted that DGHM receives ancillary benefits from managing the DGHM Fund, including soft dollars, the ability to market additional products and services to shareholders of the DGHM Fund, and increased market exposure. Based on the preceding, the Trustees determined that DGHM’s standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by DGHM were satisfactory and acceptable.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for another one-year term.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2020, and held for the six months ended August 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Fund Expenses (unaudited) - continued

	Beginning Account Value (3/1/20)	Ending Account Value (8/31/20)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (8/31/20)
Investor Class Actual	$1,000.00	$873.54	1.44%	$6.80
Investor Class Hypothetical**	$1,000.00	$1,017.80	1.44%	$7.32
Institutional Class Actual	$1,000.00	$873.88	1.19%	$5.62
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.06

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor its distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting their investment objectives. Investments in the Fund are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please call 1-800-653-2839.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the period by the Advisor, the investment advisor to the Fund. The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund. The Fund’s performances would have been lower.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2020.

For more information on the Fund, see our website at www.dghmfunds.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC

565 Fifth Avenue, Suite 2101

New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 653-2839 (Toll Free)

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 4, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 4, 2020

* Print the name and title of each signing officer under his or her signature.